Other equity instruments (Narrative) (Details) £ in Millions	Jun. 30, 2022 GBP (£)		Dec. 31, 2021 GBP (£)		Jun. 30, 2021 GBP (£)		Dec. 31, 2020 GBP (£)
Total equity	£ 70,596		£ 70,041	[1]	£ 68,056	[2]	£ 66,882	[2]
Barclays Plc
Total equity	57,758		57,837
Other equity instruments
Total equity	£ 12,357	[3]	£ 12,259	[3]	£ 11,167	[3],[4]	£ 11,172	[4]
AT1 Securities | Barclays Plc
Convertible instruments, conversion ratio minimum	0.07

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[3]	Details of share capital, other equity instruments and other reserves are shown on pages 89 to 90.
[4]	Details of share capital, other equity instruments and other reserves are shown on pages 89 to 91.